Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments by category [Abstract]
Disclosure of financial assets
The pagSeguro Group classifies its financial instruments into the following categories:

	December 31,
	2023	2022

Financial assets
Amortized cost:
Cash and cash equivalents	2,899,060	1,829,097
Accounts receivables	42,900,983	36,994,135
Financial investments	1,428,893	—
Other receivables	198,416	180,517
Judicial deposits	50,992	44,855
Receivables from related parties	32,281	—
Investment	—	1,651
Fair value through other comprehensive income
Financial investments	1,879,689	1,103,299
	49,390,314	40,153,554

Disclosure of financial liabilities

	December 31,
	2023	2022

Financial Liabilities
Amortized cost:
Payables to third parties	21,534,388	18,072,898
Trade payables	513,920	449,102
Trade payables to related parties	476,805	593,906
Deposits	14,546,518	11,995,288
Borrowings	189,427	—
Deferred revenue	146,184	143,528
Other liabilities	262,074	202,797
Fair value through profit or loss
Deposits	1,641,922	—
Derivative financial instruments	23,314	22,289
Fair value through other comprehensive income
Derivative financial instruments	17,631	—
	39,352,183	31,479,808